Consolidated Statements of Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest income:
Loans receivable	$ 403,173,000	$ 382,266,000	$ 343,770,000
Debt securities available for sale and equity securities	39,866,000	36,411,000	28,120,000
Debt securities held to maturity	11,438,000	9,966,000	9,708,000
Federal funds and interest-earning deposits	11,125,000	15,181,000	8,188,000
Federal Home Loan Bank stock dividends	5,349,000	7,602,000	5,192,000
Total interest income	470,951,000	451,426,000	394,978,000
Interest expense:
Deposits	197,374,000	202,383,000	125,162,000
Borrowings	51,943,000	71,061,000	63,940,000
Total interest expense	249,317,000	273,444,000	189,102,000
Net interest income	221,634,000	177,982,000	205,876,000
Provision for credit losses	9,822,000	14,451,000	4,787,000
Net interest income after provision for credit losses	211,812,000	163,531,000	201,089,000
Non-interest income:
Fees and service charges for customer services			15,724,000
Bank-owned life insurance	8,186,000	7,319,000	10,126,000
Loan fees and service charges	5,866,000	4,483,000	4,510,000
Gain (loss) on securities transactions	290,000	(35,851,000)	(10,847,000)
Change in fair value of equity securities	873,000	2,594,000	695,000
Gains on sale of loans	928,000	906,000	1,214,000
Gain on sale of real estate owned	281,000	0	0
Other non-interest income	9,557,000	13,431,000	14,136,000
Total non-interest income	37,069,000	1,894,000	27,379,000
Non-interest expense:
Compensation and employee benefits	119,152,000	109,489,000	120,846,000
Occupancy	24,475,000	23,482,000	22,927,000
Data processing and software expenses	17,128,000	15,578,000	15,039,000
Professional fees	10,755,000	14,164,000	9,824,000
Advertising	2,416,000	2,510,000	2,805,000
Merger-related expenses	214,000	1,665,000	606,000
Loss on extinguishment of debt	0	3,447,000	300,000
Federal Deposit Insurance Corporation (FDIC) insurance	6,800,000	7,581,000	8,639,000
Credit (benefit) loss expense for off-balance sheet exposures	125,000	(1,663,000)
Other	(48,000)	3,419,000	1,431,000
Total non-interest expense	180,892,000	181,335,000	182,417,000
Income before income tax expense	67,989,000	(15,910,000)	46,051,000
Income tax (benefit) expense	16,223,000	(4,257,000)	9,965,000
Net income	$ 51,766,000	$ (11,653,000)	$ 36,086,000
Earnings Per Share [Abstract]
Earnings (loss) per share – basic	$ 0.51	$ (0.11)	$ 0.35
Earnings (loss) per share – diluted	$ 0.51	$ (0.11)	$ 0.35
Weighted average shares outstanding - basic (in shares)	101,810,752	101,676,758	102,656,388
Weighted average shares outstanding - diluted (in shares)	101,810,752	101,839,507	102,894,969
Demand deposit account fees
Non-interest income:
Fees and service charges for customer services	$ 8,054,000	$ 6,507,000	$ 5,145,000
Title insurance fees
Non-interest income:
Fees and service charges for customer services	3,034,000	2,505,000	2,400,000
Northfield Bancorp, Inc. [Member]
Interest income:
Loans receivable	184,832,000	183,932,000	181,638,000
Mortgage-backed securities	55,608,000	29,406,000	14,708,000
Other securities	2,000,000	11,459,000	5,087,000
FHLB of New York dividends	3,128,000	3,704,000	3,113,000
Deposits in other financial institutions	3,528,000	9,407,000	4,249,000
Total interest income	249,096,000	237,908,000	208,795,000
Interest expense:
Deposits	78,885,000	82,272,000	48,753,000
Borrowings	29,525,000	37,822,000	32,055,000
Subordinated debt	3,320,000	3,329,000	3,320,000
Total interest expense	111,730,000	123,423,000	84,128,000
Net interest income	137,366,000	114,485,000	124,667,000
Provision for credit losses	7,402,000	4,281,000	1,353,000
Net interest income after provision for credit losses	129,964,000	110,204,000	123,314,000
Non-interest income:
Fees and service charges for customer services	6,870,000	6,430,000	5,479,000
Bank-owned life insurance	7,069,000	4,216,000	3,631,000
Losses on available-for-sale debt securities, net	0	(6,000)	(17,000)
Gains on trading securities, net	1,694,000	1,665,000	1,721,000
Gains on sale of loans	0	51,000	134,000
Gain on sale of property	0	3,402,000	0
Other non-interest income	1,317,000	1,064,000	948,000
Total non-interest income	16,950,000	16,822,000	11,896,000
Non-interest expense:
Compensation and employee benefits	51,370,000	49,338,000	46,496,000
Occupancy	13,075,000	13,058,000	13,259,000
Furniture and equipment	1,625,000	1,847,000	1,868,000
Data processing and software expenses	9,242,000	8,025,000	8,138,000
Professional fees	3,575,000	3,195,000	3,406,000
Advertising	1,433,000	1,569,000	2,171,000
Federal Deposit Insurance Corporation (FDIC) insurance	2,396,000	2,488,000	2,331,000
Credit (benefit) loss expense for off-balance sheet exposures	(228,000)	282,000	(555,000)
Impairment of Goodwill	41,012,000	0	0
Other	6,363,000	6,723,000	6,336,000
Total non-interest expense	129,863,000	86,525,000	83,450,000
Income before income tax expense	17,051,000	40,501,000	51,760,000
Income tax (benefit) expense	16,255,000	10,556,000	14,091,000
Net income	$ 796,000	$ 29,945,000	$ 37,669,000
Earnings Per Share [Abstract]
Earnings (loss) per share – basic	$ 0.02	$ 0.72	$ 0.86
Earnings (loss) per share – diluted	$ 0.02	$ 0.72	$ 0.86
Weighted average shares outstanding - basic (in shares)	40,116,839	41,567,370	43,560,844
Weighted average shares outstanding - diluted (in shares)	40,173,403	41,628,660	43,638,616